Note 18 - Agreement and Plan of Merger (Details Textual) - USD ($)	Sep. 12, 2016	Apr. 27, 2016	Jun. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Fortress [Member] | National Holdings Corporation [Member]
Business Acquisition, Share Price		$ 3.25
Business Combination, Percentage of Shares Required to Hold		80.00%
Subsequent Event [Member] | FBIO Acquisition [Member]
Shares Validly Tendered	7,037,482
Shares Validly Tendered, Percentage of Shares Issued and Outstanding	56.60%
Shares Validly Tendered, Percent of Shares Issued and Outstanding, Diluted	51.40%
Shares Validly Tendered, Consideration Paid by Acquirer	$ 22,872,000
Common Stock, Par or Stated Value Per Share		$ 0.02	$ 0.02	$ 0.02	$ 0.02